Financial risk management (Schedule of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 2,452,402	$ 3,081,518
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,452,402	3,081,518
Derivative liabilities	787,081	533,562
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,609,762	1,335,853
Derivative liabilities	238,802	149,827
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	842,451	806,477
Derivative liabilities	414,602	190,055
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	189	939,188
Derivative liabilities	$ 133,677	$ 193,680